Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
General [Abstract]
Schedule of property, plant and equipment are stated at cost less accumulated depreciation
Years
Computers, software and manufacturing equipment	3-7
Office furniture and equipment	17

Schedule of warranty reserve liabilities
	2021	2020
Balance at beginning of the year	9,879	8,930
Cost incurred	(5,850)	-
Expense recognized	16,729	949
Balance at end of year	20,758	9,879

Schedule of cash, cash equivalents, and restricted cash and cash equivalents
	December 31,
	2021	2020
Cash and cash equivalents	$785	$20,524
Restricted deposits	48,341	33,847
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$49,126	$54,371